BUSINESS SEGMENTS - Revenues Disaggregated by Geographic Operating Segments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Jun. 25, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Product revenues, net	$ 105,825	$ 65,972	$ 147,168	$ 128,328	$ 272,123	$ 290,965
North America
Segment Reporting Information [Line Items]
Product revenues, net			63,386	54,253	104,788	103,803
Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Product revenues, net			52,348	46,479	105,546	119,456
Asia-Pacific
Segment Reporting Information [Line Items]
Product revenues, net			24,606	21,090	47,695	48,889
Latin America
Segment Reporting Information [Line Items]
Product revenues, net			6,828	6,506	14,094	18,817
Branded CPG
Segment Reporting Information [Line Items]
Product revenues, net			96,857	80,749	165,863	173,759
Branded CPG | North America
Segment Reporting Information [Line Items]
Product revenues, net	51,970	15,248	40,273	29,926	59,945	59,007
Branded CPG | Europe, Middle East and Africa
Segment Reporting Information [Line Items]
Product revenues, net			41,855	35,360	75,974	81,978
Branded CPG | Asia-Pacific
Segment Reporting Information [Line Items]
Product revenues, net	5,226	4,172	8,428	9,584	17,772	17,035
Branded CPG | Latin America
Segment Reporting Information [Line Items]
Product revenues, net	$ 2,544	$ 2,773	6,301	5,879	12,172	15,739
Flavors & Ingredients
Segment Reporting Information [Line Items]
Product revenues, net			$ 50,311	$ 47,579	$ 106,260	$ 117,206